EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Summary of Detail of the Group's Expenses	The following table provides detail of the Group's expenses for the periods presented:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021
LOE(a)	$213,078	$182,817	$119,594
Production taxes(b)	61,474	73,849	30,518
Midstream operating expenses(c)	69,792	71,154	60,481
Transportation expenses(d)	96,218	118,073	80,620
Total operating expenses	$440,562	$445,893	$291,213
Depreciation and amortization	56,453	51,877	44,841
Depletion	168,093	170,380	122,803
Total depreciation, depletion and amortization	$224,546	$222,257	$167,644
Employees, administrative costs and professional services(e)	78,659	77,172	56,812
Costs associated with acquisitions(f)	16,775	15,545	27,743
Other adjusting costs(g)	17,794	69,967	10,371
Non-cash equity compensation(h)	6,494	8,051	7,400
Total G&A	$119,722	$170,735	$102,326
Recurring allowance for credit losses(i)	8,478	—	(4,265)
Total expenses	$793,308	$838,885	$556,918
Aggregate remuneration (including Directors):
Wages and salaries	$124,834	$113,267	$83,790
Payroll taxes	10,163	9,516	7,137
Benefits	31,912	23,828	19,083
Total employees and benefits expense	$166,909	$146,611	$110,010
(a)LOE includes costs incurred to maintain producing properties. Such costs include direct and contract labor, repairs and maintenance, water hauling, compression, automobile, insurance, and materials and supplies expenses.
(b)Production taxes include severance and property taxes. Severance taxes are generally paid on produced natural gas, NGLs and oil production at fixed rates established by federal, state or local taxing authorities. Property taxes are generally based on the taxing jurisdictions’ valuation of the Group’s natural gas and oil properties and midstream assets.
(c)Midstream operating expenses are daily costs incurred to operate the Group’s owned midstream assets inclusive of employee and benefit expenses.
(d)Transportation expenses are daily costs incurred from third-party systems to gather, process and transport the Group’s natural gas, NGLs and oil.
(e)Employees, administrative costs and professional services includes payroll and benefits for our administrative and corporate staff, costs of maintaining administrative and corporate offices, costs of managing our production operations, franchise taxes, public company costs, fees for audit and other professional services and legal compliance.
(f)The Group generally incurs costs related to the integration of acquisitions, which will vary for each acquisition. For acquisitions considered to be a business combination, these costs include transaction costs directly associated with a successful acquisition transaction. These costs also include costs associated with transition service arrangements where the Group pays the seller of the acquired entity a fee to handle
G&A functions until the Group has fully integrated the assets onto its systems. In addition, these costs include costs related to integrating IT systems and consulting as well as internal workforce costs directly related to integrating acquisitions into the Group’s system.
(g)Other adjusting costs for the year ended December 31, 2023 were primarily associated with legal and professional fees related to the U.S.
listing, legal fees for certain litigation, and expenses associated with unused firm transportation agreements. Other adjusting costs for the year ended December 31, 2022 primarily consisted of $28,345 in contract terminations which will allow the Group to obtain more favorable pricing in the future and $31,099 in costs associated with deal breakage and/or sourcing costs for acquisitions. Other adjusting costs for the year ended December 31, 2021 were primarily associated with one-time projects and contemplated transactions. Also included in other adjusting costs were expenses associated with unused firm transportation agreements.
(h)Non-cash equity compensation reflects the expense recognition related to share-based compensation provided to certain key members of the management team. Refer to Note 17 for additional information regarding non-cash share-based compensation.
(i)Allowance for credit losses consists of the recognition and reversal of credit losses. Refer to Note 14 for additional information regarding credit losses.

Summary of Number of Employees	The number of employees was as follows for the years presented (employee count not shown in thousands):

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021
Number of production support employees, including Directors	389	362	283
Number of production employees	1,214	1,220	1,143
Workforce	1,603	1,582	1,426

Summary of Directors Remuneration	The Directors’ remuneration was as follows for the periods
presented:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021
Executive Directors
Salary	$1,073	$1,157	$1,119
Taxable benefits(a)	20	24	22
Benefit plan(b)	46	73	71
Bonus(c)	1,130	1,631	1,427
Long-term incentives(c)	2,322	3,193	3,018
Total Executive Directors' remuneration	$4,591	$6,078	$5,657
Non-Executive Directors
Fees	$994	$911	$683
Total Non-Executive Directors' remuneration	$994	$911	$683
Total remuneration	$5,585	$6,989	$6,340
(a)Taxable benefits were comprised of life insurance premiums and automobile reimbursements.
(b)Reflects matching contributions under the Group’s 401(k) plan.
(c)Further details of the bonus outcome for 2023 and long-term incentives can be found in the Remuneration Committee’s Report within this
Annual Report & Form 20-F.
Summary of Auditor's Remuneration	Auditors’ remuneration for the Group was as follows for the periods presented:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021
Auditors' remuneration
Fees payable to the Group’s external auditors and their associates for the audit of the consolidated financial statements(a)	$2,140	$1,790	$1,694
Fees payable for the audit of the financial statements of the Company's subsidiaries(b)	150	160	—
Audit-related assurance services(c)	1,078	874	1,628
Other assurance services	13	—	—
Total auditors' remuneration	$3,381	$2,824	$3,322
(a)2023 fees include $249 in relation to additional fees agreed and billed in post signing the 2022 consolidated accounts.
(b)2022 fees have been revised to reflect additional scope change for the audit of the subsidiary accounts.
(c)Fees associated with the Group’s interim review and capital market activity which is outside the scope of the audit of the consolidated financial statements. 2022 fees have been revised to reflect additional work performed for the interim review.